Note 6 - Investment in Juanicipio	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]

6.      INVESTMENT IN JUANICIPIO

The Company acquired a 100% interest in the Juanicipio Property effective July 16, 2003. Pursuant to an agreement effective July 1, 2005 (the “Agreement”) with Industrias Peñoles, S.A. de C.V. (“Peñoles”), the Company granted Peñoles or any of its subsidiaries an option to earn a 56% interest in the Juanicipio Property in Mexico in consideration for Peñoles conducting $5,000 of exploration on the property over four years and Peñoles purchasing $1,000 of common shares of the Company in two tranches for $500 each.

In mid 2007, Peñoles met all of the earn-in requirements of the Agreement. In December 2007, the Company and Peñoles created an operating company named Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) for the purpose of holding and operating the Juanicipio Property. In 2008, MAG was notified that Peñoles had transferred its 56% interest of Minera Juanicipio to Fresnillo, a subsidiary of Peñoles, pursuant to a statutory merger. Minera Juanicipio is held 56% by Fresnillo and 44% by the Company. In December 2007, all mineral rights and surface rights relating to the Juanicipio project held by the Company and Peñoles, respectively, were ceded into Minera Juanicipio. On December 27, 2021, the Company and Fresnillo created Equipos Chaparral, S.A. de C.V. (“Equipos Chaparral”) in the same ownership proportions (Fresnillo 56% / MAG 44%) for the purpose of holding the Juanicipio plant and mining equipment, to be leased to Minera Juanicipio. Minera Juanicipio and Equipos Chaparral are collectively referred to herein as the “Juanicipio Entities.”

The Juanicipio Entities are governed by a shareholders’ agreement and by corporate by-laws. All costs relating to the Juanicipio Property and the Juanicipio Entities (collectively, the “Juanicipio Project”) are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in the Juanicipio Entities, and if either party does not fund pro-rata, their ownership interest will be diluted in accordance with the shareholders’ agreement and by-laws.

Fresnillo is the operator of the Juanicipio Entities, and with its affiliates, beneficially owns 10.0% of the common shares of the Company as at December 31, 2021, as publicly reported.

The Company has recorded its investment in the Juanicipio Entities (“Investment in Juanicipio”) using the equity method of accounting. The cost of the investment includes the carrying value of the deferred exploration and mineral and surface rights, costs incurred by the Company on the Juanicipio Property, and the required net cash investments to establish and maintain its 44% interest in the Juanicipio Entities.

The Company’s investment relating to its interest in the Juanicipio Entities is detailed as follows for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Juanicipio Project oversight expenditures incurred 100% by MAG	$620	$568
Interest earned, advances to Minera Juanicipio (see Note 14) (1)	(1,316)	(567)
Cash contributions to Minera Juanicipio	73,524	63,712
Total for the year	72,828	63,713
Income from equity accounted Investment in Juanicipio (2)	15,686	2,214
Balance, beginning of year	202,570	136,643
Balance, end of year	$291,084	$202,570

(1) A portion of the Investment in Juanicipio is in the form of interest bearing shareholder loans. The interest accrued within the Juanicipio Entities was capitalized to ‘Mineral interests, plant and equipment’ and the interest recorded by the Company on the loan totaling $1,316 for the year ended December 31, 2021 ( December 31, 2020: $567) was credited to the Investment in Juanicipio account as an eliminating related party entry (see Note 14).

(2) Represents the Company’s 44% share of the Juanicipio Entities’s net income for the year, as determined by the Company.

A summary of financial information of the Juanicipio Entities (on a 100% basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies) is as follows:

Minera Juanicipio Statements of Financial Position

	December 31,	December 31,
	2021	2020

Cash and cash equivalents	$18,972	$51,503
Value added tax and other receivables	25,580	26,055
Concentrate sales receivable from Fresnillo	18,853	5,203
Inventory	3,234	427
Prepaids and other assets	104	-
Total current assets	66,743	83,188
Right-of-use assets	2,052	18
Mineral interests, plant and equipment	644,609	381,780
Deferred tax assets	5,254	-
Total assets	$718,658	$464,986

Payables to Peñoles and other vendors	$22,835	$3,713
Total current liabilities	22,835	3,713
Interest payable to shareholders	4,279	1,298
Lease liabilities	2,053	13
Provisions	4,070	1,450
Deferred tax liabilities	31,266	8,406
Total liabilities	64,503	14,880
Shareholders equity including shareholder advances	654,155	450,106
Total liabilities and equity	$718,658	$464,986

Minera Juanicipio Statements of Income

	Year ended December 31,
	2021	2020

Sales	$75,393	$15,335
Cost of sales	(15,329)	(3,873)
Gross profit	60,064	11,462
Consulting and administrative expenses	(1,929)	(239)
Extraordinary mining duty	(337)	(76)
	57,798	11,147
Exchange losses and other	(1,363)	(623)
Income tax expense	(20,784)	(5,492)

Income for the year	$35,651	$5,032

MAG's 44% equity income	$15,686	$2,214

Minera Juanicipio Statements of Cash Flow

	Year ended December 31,
	2021	2020
Operating activities
Net income for the year	$35,651	$5,032
Items not involving cash
Deferred income tax expense	17,606	5,118
Other	419	1,298

Change in operating assets and liabilities	1,656	(13,283)
Net cash provided from (used in) operating activities	55,332	(1,835)

Investing activities
Capital expenditures including plant, mine development and exploration	(254,830)	(121,125)
Net cash used in investing activities	(254,830)	(121,125)

Financing activities
Shareholder loans and other capital provided by partners	167,100	144,800
Payment of lease obligations	(412)	(21)
Net cash provided from financing activities	166,688	144,779

Effects of exchange rate changes on cash and cash equivalents	279	83

(Decrease) increase in cash and equivalents	(32,810)	21,819

Cash and cash equivalents, beginning of year	51,503	29,601

Cash and cash equivalents, end of year	$18,972	$51,503

The Juanicipio Project has not reached commercial production as of December 31, 2021 as the mine and processing facility are still in development. However, mineralized material from underground development and initial stopes was processed through Fresnillo’s mills and refined and sold during the year. In the year ended December 31, 2021, the Juanicipio Entities produced and sold 2,975,524 silver ounces, 5,975 gold ounces, 1,065 tonnes of lead and 1,519 tonnes of zinc on a 100% basis. Pre-commercial production sales on a 100% basis totaled $75,393 net of related costs of $15,329 resulting in a gross profit of $60,064 during the year ended December 31, 2021.

In the year ended December 31, 2020, the Juanicipio Entities produced and sold 616 thousand silver ounces, 1,029 gold ounces, 163 tonnes of lead and 224 tonnes of zinc on a 100% basis. Pre-commercial production sales on a 100% basis totaled $15,335 net of related costs of $3,873 resulting in a gross profit of $11,462 during the year ended December 31, 2020.

Mineral interests, plant and equipment capitalized directly by the Juanicipio Entities for the year ended December 31, 2021 amounted to $262,829 ( December 31, 2020: $120,757).